Non-current Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2024
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
Non-current Assets Held for Sale and Discontinued Operations

NOTE 22. NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS
The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.24	12.31.23
Property, Plant and Equipment
Real Estate	14,525,567	163,149
Total	14,525,567	163,149